CONCENTRATION AND RISKS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue from polysilicon sales	$ 665,415	$ 1,029,080	$ 2,307,695
Supplier Concentration Risk | Supplier A | Cost of Goods and Service Benchmark
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	30.00%	25.00%	13.00%
Supplier Concentration Risk | Supplier B | Cost of Goods and Service Benchmark
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	20.00%	23.00%	16.00%
Supplier Concentration Risk | Supplier C | Cost of Goods and Service Benchmark
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	27.00%	22.00%	30.00%
Customer A
Segment Reporting Information [Line Items]
Revenue from polysilicon sales	$ 259,127	$ 221,645	$ 524,554
Customer B
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		168,167
Customer C
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		164,356	524,274
Customer D
Segment Reporting Information [Line Items]
Revenue from polysilicon sales		$ 140,951
Customer E
Segment Reporting Information [Line Items]
Revenue from polysilicon sales	$ 120,388		439,067
Customer F
Segment Reporting Information [Line Items]
Revenue from polysilicon sales			$ 247,834
Major customer | Customer Concentration Risk | Sales revenue
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	57.00%	68.00%	75.00%